PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.6%
Penn Series Flexibly Managed Fund*	118,654	$7,360,088
Penn Series Index 500 Fund*	73,040	1,830,375
Penn Series Large Cap Growth Fund*	79,889	1,828,663
Penn Series Large Cap Value Fund*	182,013	5,494,962
Penn Series Large Core Value Fund*	261,231	5,491,072
Penn Series Mid Cap Value Fund*	70,507	1,787,346
Penn Series Mid Core Value Fund*	72,781	1,837,719
Penn Series Real Estate Securities Fund*	69,678	1,897,337
Penn Series Small Cap Value Fund*	24,655	905,340
Penn Series SMID Cap Value Fund*	68,266	1,822,013

TOTAL AFFILIATED EQUITY FUNDS (Cost $22,993,237)		30,254,915

AFFILIATED FIXED INCOME FUNDS — 57.2%
Penn Series High Yield Bond Fund*	191,500	2,780,581
Penn Series Limited Maturity Bond Fund*	1,815,214	23,216,585
Penn Series Quality Bond Fund*	1,695,424	27,177,645

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $47,012,890)		53,174,811

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.8%
Penn Series Developed International Index Fund*	199,351	2,735,101
Penn Series Emerging Markets Equity Fund*	149,326	1,817,292
Penn Series International Equity Fund*	144,606	4,591,229

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,493,691)		9,143,622

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $551,247)	551,247	551,247

TOTAL INVESTMENTS — 100.2% (Cost $78,051,065)		93,124,595

Other Assets & Liabilities — (0.2)%		(157,081)

TOTAL NET ASSETS — 100.0%		$92,967,514

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
AFFILIATED EQUITY FUNDS	$30,254,915	$30,254,915	$—	$—
AFFILIATED FIXED INCOME FUNDS	53,174,811	53,174,811	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	9,143,622	9,143,622	—	—
SHORT-TERM INVESTMENTS	551,247	551,247	—	—

TOTAL INVESTMENTS	$93,124,595	$93,124,595	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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